Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Lease

Note 17 —Lease

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices and other facilities. As of December 31, 2022, the weighted-average remaining lease term on these leases is approximately 2.07 years and the weighted-average discount rate used to measure the lease liabilities was approximately 2.87%. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants. Cash paid for amounts included in the measurement of operating lease liabilities was $561,000 for the year ended December 31, 2022.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

As at
December 31, 2022
Operating lease right-of-use assets	$1,160,563
Operating lease liabilities	$1,220,236

The following table presents operating lease cost reported in occupancy expenses on the consolidated statements of comprehensive (loss)/income related to the Group’s leases:

Year ended
December 31, 2022
Operating lease cost	$699,909

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 to the present value of its operating lease payments:

Year ended December 31,
2023	$623,744
2024	541,866
2025	80,964
Thereafter	-
Total undiscounted operating lease payments	1,246,574
Less: imputed interest	(26,338)
Present value of operating lease liabilities	$1,220,236

The Group’s minimum annual lease commitments as of December 31, 2022, in accordance with ASC Topic 840, were as follows:

Year ended December 31,

2023	$552,437
2024	479,076
2025	74,725
2026	5,660
Thereafter	-
$1,111,898